Convertible Notes – Related Party (Details Narrative) - USD ($)			1 Months Ended		12 Months Ended
	Feb. 28, 2023	Aug. 19, 2021	Feb. 28, 2023	Aug. 31, 2021	Dec. 31, 2022	Jan. 31, 2023	May 31, 2022	Dec. 31, 2021	Jul. 31, 2021	Jul. 08, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Conversion of stock, shares					205,984
Interest rate						9.00%		5.00%
Simple Agreement for Future Equity [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Conversion of stock, shares	32,967		32,967
Loss on the conversion			$ 63,626
Convertible notes payable					$ 150,000
Loss on conversion	$ 63,626
Interest rate					6.00%
Loss on conversion	$ (63,626)
Simple Agreement for Future Equity [Member] | Related Party [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notes payable									$ 150,000
Convertible notes payable										$ 150,000
Convertible Loan Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Conversion of stock, shares			21,747
Loss on the conversion			$ 29,333
Convertible notes payable related party				$ 99,900
Convertible notes payable				$ 195,000
Original issuance discount rate				5.00%
Convertible Loan Agreement [Member] | Related Party [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Conversion of stock, shares	21,747
Convertible notes payable		$ 99,900
Loss on conversion	$ (29,333)
Interest rate		9.00%
Original issuance discount rate		5.00%
Loss on conversion	$ 29,333
Number of warrant shares	99,000		99,000
Warrant exercise price per share	$ 1.00		$ 1.00
New Loan Agreement [Member] | Related Party [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of warrant shares							115,185
Warrant exercise price per share							$ 2.50